ACCOUNTING CHANGES OR RECENT ACCOUNTING PRONOUNCEMENTS - Effect of ASC 606 on Condensed Consolidated Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 29, 2018	Jun. 30, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	$ 699	$ 543
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of acquisition-related intangibles	117	151
Depreciation and other amortization	142	160
Share-based compensation	82	42
Qualified pension plan contributions	(301)	(589)
Pension income	(135)	(97)
Impairment of goodwill and other assets	0	240
Loss on sales of businesses, net	0	14
Loss on extinguishment of debt	24	0
(Increase) decrease in:
Accounts receivable	(101)	24
Contract assets	(76)	156
Inventories	(19)	(32)
Increase (decrease) in:
Accounts payable	82	18
Advanced payments and unearned income	0	0
Contract liabilities	81	(31)
Income taxes	202	111
Other	(46)	(141)
Net cash provided by operating activities	751	569
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	718	553
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of acquisition-related intangibles	117	151
Depreciation and other amortization	142	160
Share-based compensation	82	42
Qualified pension plan contributions	(301)	(589)
Pension income	(135)	(97)
Impairment of goodwill and other assets	0	240
Loss on sales of businesses, net	0	14
Loss on extinguishment of debt	24	0
(Increase) decrease in:
Accounts receivable	(112)	111
Contract assets	0	0
Inventories	(84)	28
Increase (decrease) in:
Accounts payable	82	18
Advanced payments and unearned income	63	(42)
Contract liabilities	0	0
Income taxes	202	131
Other	(47)	(151)
Net cash provided by operating activities	751	569
Restatement Adjustment | Effect of Adopting ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	(19)	(10)
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of acquisition-related intangibles	0	0
Depreciation and other amortization	0	0
Share-based compensation	0	0
Qualified pension plan contributions	0	0
Pension income	0	0
Impairment of goodwill and other assets	0	0
Loss on sales of businesses, net	0	0
Loss on extinguishment of debt	0	0
(Increase) decrease in:
Accounts receivable	11	(87)
Contract assets	(76)	156
Inventories	65	(60)
Increase (decrease) in:
Accounts payable	0	0
Advanced payments and unearned income	(63)	42
Contract liabilities	81	(31)
Income taxes	0	(20)
Other	1	10
Net cash provided by operating activities	$ 0	$ 0